Basis of Preparation, General Information	12 Months Ended
Jun. 30, 2025
Basis of Preparation, General Information [Abstract]
Basis of Preparation
Basis of Preparation

These consolidated financial statements and notes represent those of Elevra Lithium Limited (“the Company”) and its controlled entities (the “Consolidated Group” or “Group”). Where an accounting policy, critical accounting estimate, assumption or judgement is specific to a note, these are described within the note to which they relate. These material policies have been consistently applied to all periods presented, except as described in Note 3.

The Company changed its name from Sayona Mining Limited to Elevra Lithium Limited, effective from 16 September 2025.

The consolidated financial statements of the Group for the year ended 30 June 2025 were authorised for issue in accordance with a resolution of the Directors on 31 October 2025.